Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	$ 6	$ 5	$ 7
Interest cost	33	35	38
Expected return on plan assets	(48)	(42)	(43)
Amortization of initial net (asset)	0	0	0
Amortization of net actuarial loss	14	13	9
Plan settlements, curtailments and special termination benefits	0	0	(2)
Net periodic benefit cost	5	11	9
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	3.60%	4.50%	5.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase			4.00%
Amortization of net actuarial loss expected over the next fiscal year	9
Non-U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	8	6	7
Interest cost	50	53	57
Expected return on plan assets	(67)	(60)	(59)
Amortization of initial net (asset)	0	(1)	0
Amortization of net actuarial loss	11	7	10
Plan settlements, curtailments and special termination benefits	0	0	(1)
Net periodic benefit cost	2	5	14
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.20%	5.20%	5.10%
Expected return on plan assets	6.80%	6.80%	6.80%
Rate of compensation increase	2.80%	2.70%	2.90%
Amortization of net actuarial loss expected over the next fiscal year	$ 12